General	12 Months Ended
Dec. 31, 2011
General [Abstract]
General

Note 1 - General

A.	Introduction

On Track Innovations Ltd. (the "Company") was founded in 1990 under the laws of the State of Israel. The Company and its subsidiaries (together the "Group") are principally engaged in the field of design, development, manufacture and sale of contactless microprocessor-based smart card systems. In November 2002, the Company's shares began trading on NASDAQ.

As to the Company's major customers, see Note 15.

Certain definitions

$ - United States Dollars

NIS - New Israeli Shekel

B.	Acquisition of subsidiaries and business operations:

1.

On January 4, 2011 PARX Ltd., the Company's subsidiary, entered into an assets acquisition agreement with Ganis Systems Ltd. ("Ganis") for the acquisition of assets and intellectual property (IP). In consideration for this acquisition, the Company paid Ganis $400 in cash and issued to it 130,521 ordinary shares of the Company. The ordinary shares will be subject to lock-up, where 26,760 ordinary shares will be free from lock up seven months after the closing date and an additional 34,587 ordinary shares will be released from lock-up after 12, 18 and 24 months after the closing date. In addition, under an earn-out agreement, Ganis may be entitled to certain earn-out payments of up to an additional $450 over the next three years, based on reaching certain success criteria determined by the companies. Under the terms of the agreement, the chairman of board of the Company (or the board) will be granted an irrevocable proxy to vote the shares that are issued as part of the transaction.

The acquisition was accounted for as a business combination, using the purchase method of accounting and the Company allocated the purchase price according to the fair value of the tangible and intangible assets acquired and liabilities assumed. Transactions costs were expensed.

In connection with the acquisition, the Company recognized three intangible assets: (1) customer relationships, estimated fair value of $102, with an estimated useful life of 11 years, (2) technology, estimated fair value of $43 with an estimated useful life of 14 years, and (3) brand, estimated fair value of $28, with an estimated useful life of 12 years. Amortization is computed over the estimated useful lives of the respective assets. The Company also recognized goodwill in the estimated amount of $485. Amortization of the goodwill is a recognized expense for tax purposes.

2.	PARX France (formerly "ID Parking")

In June 2008, the Company completed, through its subsidiary PARX Ltd, the purchase of 100% of the share capital of ID Parking, a France-based company that provides electronic parking solutions across France (hereinafter- "the ID Parking Transaction").

ID Parking was purchased for a purchase price of Euro 750 and $319 transaction costs, comprised of Euro 250 ($396) in cash and Euro 500 ($775) in the Company's ordinary shares. The aggregate share consideration was 300,698 ordinary shares of the Company that were issued in June 2008. The ID Parking Transaction shares were subject to a lock-up arrangement, under which one third of those shares (approximately 100,233 ordinary shares) were released from lock-up every six months for an aggregate period of 18 months following June 30, 2008 (closing date). According to the lock up arrangement, the final number of shares was calculated according to the actual share price at the time of their release, and since the value of those shares was less than Euro 500, in 2010 the Company paid this difference in the amount of $186.

The acquisition was accounted for using the purchase method of accounting and the Company allocated the purchase price according to the fair value of the tangible and intangible assets acquired and liabilities assumed.

In connection with the acquisition, the Company recognized three intangible assets (net of deferred taxes): customer contract, fair value of $454, non competition agreement, fair value of $127 and technology, fair value of $48. Amortization is computed over the estimated useful lives of the respective assets, generally three to ten years. The Company also recognized goodwill in the amount of $830, which was subsequently written off.